Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	60 Months Ended	72 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Potomac Defensive Bull Fund | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		37.40%	15.95%	20.91%
Without Sales Load [Member] | Potomac Defensive Bull Fund | Class R Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	2.00%
Without Sales Load [Member] | Potomac Managed Volatility Fund | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.86%	2.38%	2.87%
Without Sales Load [Member] | Potomac Managed Volatility Fund | Class R Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	0.20%
Without Sales Load [Member] | Potomac Tactical Opportunities Fund | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		26.15%	4.67%	7.79%
Without Sales Load [Member] | Potomac Tactical Opportunities Fund | Class R Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	3.10%
Without Sales Load [Member] | Potomac Tactical Rotation Fund | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		20.51%	5.86%	9.25%
Without Sales Load [Member] | Potomac Tactical Rotation Fund | Class R Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	2.40%
Potomac Defensive Bull Fund | Institutional Class Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		22.32%	13.41%	17.48%
Potomac Defensive Bull Fund | Class R Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	(0.73%)
Potomac Managed Volatility Fund | Institutional Class Shares | Bloomberg Global-Aggregate Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global-Aggregate Total Return Index
Average Annual Return, Percent		0.62%	(1.55%)	(0.87%)
Potomac Managed Volatility Fund | Class R Shares | Bloomberg Global-Aggregate Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index
Average Annual Return, Percent	(0.45%)
Potomac Tactical Opportunities Fund | Institutional Class Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		22.32%	13.41%	17.48%
Potomac Tactical Opportunities Fund | Class R Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	(0.73%)
Potomac Tactical Rotation Fund | Institutional Class Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		22.32%	13.41%	17.48%
Potomac Tactical Rotation Fund | Class R Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	(0.73%)
Potomac Defensive Bull Fund | Institutional Class Shares | S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Average Annual Return, Percent		20.11%	9.14%	12.51%
Potomac Defensive Bull Fund | Class R Shares | S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Aggressive Index
Average Annual Return, Percent	(0.20%)
Potomac Managed Volatility Fund | Institutional Class Shares | S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Average Annual Return, Percent		9.96%	3.80%	5.06%
Potomac Managed Volatility Fund | Class R Shares | S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Average Annual Return, Percent	0.13%
Potomac Tactical Opportunities Fund | Institutional Class Shares | S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Balanced Index
Average Annual Return, Percent		16.05%	7.02%	9.53%
Potomac Tactical Opportunities Fund | Class R Shares | S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Balanced Index
Average Annual Return, Percent	(0.07%)
Potomac Tactical Rotation Fund | Institutional Class Shares | S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Moderate Index
Average Annual Return, Percent		11.99%	4.88%	6.55%
Potomac Tactical Rotation Fund | Class R Shares | S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Average Annual Return, Percent	0.06%